ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income Note [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS
NOTE 41: ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS
The components of accumulated other comprehensive income attributable to NBG shareholders, net of taxes, comprise:

	Foreign Currency Items	Unrealized gains/(losses) on Available-for-Sale Securities	Pension liability	Accumulated Other Comprehensive Income
	(EUR in millions)
Balance, January 1, 2014	(2,679)	184	(101)	(2,596)
Other comprehensive income before reclassifications	174	9	(54)	129
Amounts reclassified from accumulated other comprehensive income	-	(91)	11	(80)
Net current-period other comprehensive income	174	(82)	(43)	49
Balance, December 31, 2014	(2,505)	102	(144)	(2,547)
Other comprehensive income before reclassifications	(603)	108	23	(472)
Amounts reclassified from accumulated other comprehensive income	-	17	8	25
Net current-period other comprehensive income	(603)	125	31	(447)
Balance, December 31, 2015	(3,108)	227	(113)	(2,994)
Other comprehensive income before reclassifications	(146)	352	(14)	192
Amounts reclassified from accumulated other comprehensive income due to disposal of subsidiaries	3,133	(115)	18	3,036
Amounts reclassified from accumulated other comprehensive income	-	(90)	6	(84)
Net current-period other comprehensive income	2,987	147	10	3,144
Balance, December 31, 2016	(121)	374	(103)	150

Reclassifications out of accumulated other comprehensive income attributable to NBG shareholders for the period ended December 31, 2014
Details about Accumulated Other Comprehensive Income Components	Amount reclassified from Accumulated Other Comprehensive Income	Affected Line in the Statement Where Net Income is Presented
(EUR in millions)
Unrealised gains and losses on available-for-sale securities
	23	Interest income: Securities available-for-sale
	96	Net realised gains / (losses) on sale of available-for-sale securities
	(6)	Other-Than-Temporary-Impairment
	113	Total before tax
	(26)	Income tax expense
	87	Net of tax
Amortization of defined benefit pension items
Prior service costs	(1)
Actuarial loss	(10)
	(11)	Total before tax
	(11)	Net of tax

Income / (loss) from discontinued operations	4

Total reclassifications for the period	80

Reclassifications out of accumulated other comprehensive income for the period ended December 31, 2015
Details about Accumulated Other Comprehensive Income Components	Amount reclassified from Accumulated Other Comprehensive Income	Affected Line in the Statement Where Net Income is Presented
(EUR in millions)
Unrealised gains and losses on available-for-sale securities
	3	Interest income: Securities available-for-sale
	2	Net realised gains / (losses) on sale of available-for-sale securities
	(36)	Other-Than-Temporary-Impairment
	(31)	Total before tax
	8	Income tax benefit
	(23)	Net of tax
Amortization of defined benefit pension items
Actuarial loss	(12)
	(12)	Total before tax
	3	Income tax benefit
	(9)	Net of tax

Income / (loss) from discontinued operations	7

Total reclassifications for the period	(25)

Reclassifications out of accumulated other comprehensive income for the period ended December 31, 2016
Details about Accumulated Other Comprehensive Income Components	Amount reclassified from Accumulated Other Comprehensive Income	Affected Line in the Statement Where Net Income is Presented
(EUR in millions)
Foreign currency translation adjustments
	35	Other non-interest income
	35	Total before tax
	35	Net of tax
Unrealised gains and losses on available-for-sale securities
	120	Net realised gains / (losses) on sale of available-for-sale securities
	(6)	Other-Than-Temporary-Impairment
	114	Total before tax
	(24)	Income tax expense
	90	Net of tax
Amortization of defined benefit pension items
Actuarial loss	(9)
	1	Other non-interest income
	(8)	Total before tax
	2	Income tax benefit
	(6)	Net of tax

Income / (loss) from discontinued operations	(3,071)

Total reclassifications for the period	(2,952)